Document and Entity Information Document	Nov. 07, 2019
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Nov. 07, 2019
Entity Registrant Name	SEMGROUP CORPORATION
Entity Central Index Key	0001489136
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	1-34736
Entity Tax Identification Number	20-3533152
Entity Address, Address Line One	6120 S Yale Ave, Suite 1500
Entity Address, City or Town	Tulsa
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	74136-4231
City Area Code	918
Local Phone Number	524-8100
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock
Trading Symbol	SEMG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false